[LOGO] us bancorp(R)
       Fund Services, LLC

March 1, 2005



VIA EDGAR



Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW, 5-6
Washington, DC  20549


Re:    Builders Fixed Income Fund, Inc.; SEC File Nos. 811-08273 and 333-30221
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Dear Sir or Madam:

      Enclosed for filing please find Post-Effective Amendment No. 13 ("PEA No. 13") to the registration statement on Form N-1A for Builders Fixed Income Fund, Inc. (the "Fund"). The purpose of this filing is to add the newly required disclosures for market timing and portfolio holdings to the Trust's Registration Statement.

      Please provide your comments to the undersigned at (626) 914-7385. If you have any questions, concerning the foregoing, please also contact the undersigned at the number above.


Very truly yours,


/s/ Joy Ausili
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Joy Ausili
Fund Administrator


cc: Mr. John W. Stewart
      Capital Mortgage Management, Inc.